GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets Carrying Amount (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 27, 2013	Dec. 28, 2012
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Gross Carrying Amount	$ 485,005	$ 484,777
Accumulated Amortization	39,959	7,889
Net Book Value	445,046	476,888
Deferred financing costs, Gross Carrying Amount	26,935	26,707
Deferred financing costs, Accumulated Amortization	4,977	1,165
Deferred financing costs, Net Book Value	21,958	25,542
Customer relationships
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Gross Carrying Amount	272,400	272,400
Accumulated Amortization	34,912	6,701
Net Book Value	237,488	265,699
Non-compete agreements
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Gross Carrying Amount	70	70
Accumulated Amortization	70	23
Net Book Value	0	47
Trademarks
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Indefinite lived intangible assets (gross and net book value)	185,600	185,600
Net Book Value	$ 185,600	$ 185,600